Quarterly Holdings Report
for
Fidelity® Pennsylvania Municipal Income Fund
September 30, 2024
PFL-NPRT3-1124
1.807743.120
Municipal Securities - 99.5%
	Principal Amount (a)	Value ($)
PENNSYLVANIA - 98.4%
Education - 21.4%
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2033	1,570,000	1,668,834
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2034	2,250,000	2,388,831
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2027	1,740,000	1,828,040
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2031	1,105,000	1,234,150
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2034	645,000	728,171
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Robert Morris University Proj.) Series 2017, 5% 10/15/2047	1,660,000	1,497,001
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% 12/1/2050	3,000,000	1,440,000
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2030	1,000,000	1,029,924
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2031	500,000	514,806
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2032	750,000	772,208
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2033	2,210,000	2,275,441
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2034	1,000,000	1,029,298
Dallas PA Area Mun Auth Univ Rev (Misericordia University Proj.) 5% 5/1/2048	4,000,000	3,695,106
Lackawanna Cnty PA Indl Dev Auth Rev (University of Scranton Proj.) 5% 11/1/2024	590,000	590,553
Lackawanna Cnty PA Indl Dev Auth Rev (University of Scranton Proj.) 5% 11/1/2025	665,000	678,600
Lackawanna Cnty PA Indl Dev Auth Rev (University of Scranton Proj.) 5% 11/1/2027	1,105,000	1,168,807
Lehigh Cnty PA Gen Purp Auth Revs (Muhlenberg College, PA Proj.) Series 2017, 5% 2/1/2039	4,010,000	4,131,188
Montgomery Cnty PA Indl Dev Auth College Rev (Bryn Mawr College, PA Proj.) 5% 12/1/2036	2,670,000	2,784,740
Northampton Cnty PA Gen Purp Ath (Lehigh Univ, PA Proj.) Series 2024 A, 5% 11/15/2034	7,000,000	8,372,758
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2029 (b)	2,965,000	3,145,400
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2030 (b)	2,895,000	3,082,659
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2031 (b)	4,450,000	4,834,824
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2032 (b)	5,200,000	5,666,635
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2033	2,200,000	2,239,907
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2035	2,000,000	2,033,157
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 4% 3/1/2037	1,150,000	1,172,957
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 5% 3/1/2036	1,000,000	1,069,165
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 5% 3/1/2038	1,055,000	1,121,969
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 5% 3/1/2039	1,000,000	1,058,921
Pennsylvania St Univ Series 2024, 5.25% 9/1/2054	6,000,000	6,768,743
Philadelphia PA Auth For Indl Dev Revs (St Josephs University, PA Proj.) Series 2017, 5% 11/1/2047	5,000,000	5,056,217
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020 C, 4% 11/1/2035	1,750,000	1,787,683
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020 C, 4% 11/1/2036	1,500,000	1,524,665
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020 C, 4% 11/1/2037	1,255,000	1,271,028
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020 C, 4% 11/1/2038	1,000,000	1,007,472
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020A, 4% 11/1/2045	3,825,000	3,661,465
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2037 (Build America Mutual Assurance Co Insured)	530,000	581,722
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2038 (Build America Mutual Assurance Co Insured)	600,000	654,844
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5.25% 10/1/2044 (Build America Mutual Assurance Co Insured)	1,100,000	1,189,720
		86,757,609
Electric Utilities - 3.6%
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2033	1,500,000	1,557,293
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2034	500,000	518,506
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	3,000,000	3,315,803
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 5% 8/1/2050 (Assured Guaranty Municipal Corp Insured)	8,835,000	9,345,669
		14,737,271
Escrowed/Pre-Refunded - 1.0%
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2025 (Escrowed to Maturity)	1,000,000	1,013,996
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2047 (Pre-refunded to 7/1/2027 at 100)	2,000,000	2,122,954
Doylestown PA Hosp Auth Hosp 5% 7/1/2046 (Pre-refunded to 7/1/2026 at 100)	655,000	681,162
		3,818,112
General Obligations - 10.5%
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	4,000,000	3,200,548
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	630,000	634,478
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	3,500,000	3,926,144
East Lycoming Sch Dist PA 3% 9/15/2035	700,000	665,015
Fayette Cnty PA Gen. Oblig. Series 2021 A, 2% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	1,000,000	777,133
Haverford Twp PA School Dist Series 2021 A, 2% 3/15/2032	1,035,000	919,992
Parkland PA Sch Dist 3% 2/1/2035	665,000	666,152
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2029	300,000	323,462
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2030	375,000	402,482
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2031	425,000	454,968
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2035	315,000	301,812
Pennsylvania St Gen. Oblig. Series FIRST 2020, 2% 5/1/2039	500,000	370,551
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2037	1,060,000	839,300
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2038	4,825,000	3,719,370
Philadelphia PA Gen. Oblig. Series 2017 A, 5% 8/1/2030	1,500,000	1,587,741
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2038	3,000,000	3,250,568
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2039	7,600,000	8,186,085
Philadelphia PA Sch Dist 4% 9/1/2037	2,100,000	2,155,700
Philadelphia PA Sch Dist 4% 9/1/2038	2,300,000	2,352,324
Philadelphia PA Sch Dist 4% 9/1/2039	2,000,000	2,037,969
Philadelphia PA Sch Dist 5% 9/1/2029	1,250,000	1,340,035
Philadelphia PA Sch Dist 5% 9/1/2030	1,000,000	1,066,995
Philadelphia PA Sch Dist 5% 9/1/2033	1,000,000	1,060,731
Reading PA Sch Dist Series 2017, 5% 3/1/2035 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,039,169
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2014B 2, 5% 12/1/2025	335,000	336,219
West Mifflin PA Area Sch Dist 5% 4/1/2028 (Assured Guaranty Municipal Corp Insured)	1,390,000	1,451,908
		43,066,851
Health Care - 26.3%
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2026	500,000	501,820
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2027	490,000	492,045
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2028	540,000	542,257
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2029	710,000	712,890
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2030	685,000	687,356
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2035	1,885,000	1,888,006
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2039	6,675,000	6,587,307
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2026	1,140,000	1,189,938
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2027	225,000	237,731
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2028	200,000	211,295
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2029	200,000	210,395
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series A, 4% 11/15/2032	350,000	352,696
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series A, 4% 11/15/2034	250,000	251,544
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series A, 4% 11/15/2035	200,000	201,050
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series A, 5% 11/15/2028	840,000	858,106
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series A, 5% 11/15/2029	1,625,000	1,658,284
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series A, 5% 11/15/2030	685,000	697,806
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series B, 4% 11/15/2040	600,000	600,382
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2017 A, 5% 10/1/2035	2,125,000	2,229,072
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2034	1,275,000	1,308,247
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2035	1,000,000	1,024,422
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2036	625,000	639,489
Doylestown PA Hosp Auth Hosp 4% 7/1/2045	1,215,000	1,158,322
Doylestown PA Hosp Auth Hosp 5% 7/1/2046	2,845,000	2,875,983
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2025	200,000	202,153
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	1,520,000	1,422,577
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2031	1,030,000	1,071,872
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2034	1,000,000	1,035,179
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2036	1,400,000	1,443,899
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2039	1,160,000	1,189,146
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) 4% 6/1/2041	2,000,000	1,993,656
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2034	1,000,000	1,036,781
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2036	1,000,000	1,033,208
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2044	1,000,000	1,070,534
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2049	900,000	948,879
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2054	400,000	417,559
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2059	535,000	555,943
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	4,000,000	4,409,808
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2012B, 3.25% 7/1/2032	340,000	334,677
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2016 A, 4% 7/1/2035	705,000	708,959
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 4% 7/1/2049	5,000,000	4,704,504
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 5% 7/1/2036	2,905,000	3,100,815
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 5% 7/1/2044	5,000,000	5,191,968
Lehigh Cnty PA Gen Purp Auth Revs (Good Shepherd Obligated Group Proj.) Series 2021 A, 4% 11/1/2051	4,000,000	3,545,799
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2033	3,675,000	3,758,455
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2036	280,000	316,865
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2037	330,000	371,852
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	390,000	437,449
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	250,000	278,166
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2024	335,000	335,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2025	750,000	750,203
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2026	1,000,000	1,000,524
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	1,000,000	1,000,482
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2040	4,000,000	3,772,087
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2026	1,500,000	1,552,133
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2034	2,500,000	2,538,562
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2035	1,400,000	1,418,358
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2036	1,200,000	1,212,411
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2037	1,000,000	1,008,110
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	245,000	236,953
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	4,500,000	4,249,589
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 4.5% 7/1/2035	2,875,000	3,035,912
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2036	450,000	512,224
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2037	425,000	481,697
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	575,000	649,643
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	800,000	896,588
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2036	400,000	455,310
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2037	500,000	566,703
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2038	500,000	564,907
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2039	620,000	695,349
Southcentral PA Gen Auth Rev (UPMC Proj.) Series 2015, 4% 12/1/2030	1,040,000	1,047,203
Union Cnty PA Hosp Auth Hosp Rev (Evangelical Community Hospital Proj.) 5% 8/1/2048	6,000,000	6,145,854
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2026	1,000,000	1,006,659
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2037	1,400,000	1,307,966
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2027	200,000	207,111
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2028	1,130,000	1,179,862
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2029	500,000	524,912
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2030	1,000,000	1,049,470
		107,098,928
Housing - 7.8%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 2.8% 10/1/2031	350,000	332,078
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	620,000	599,342
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series B, 3.8% 10/1/2035	1,080,000	1,077,834
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage 1982 Adopted April 1, 1982 Sf&Mf Mbs Open Go Proj.) 5% 10/1/2024	850,000	850,000
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage 1982 Adopted April 1, 1982 Sf&Mf Mbs Open Go Proj.) 5% 10/1/2024	1,000,000	1,000,000
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage 1982 Adopted April 1, 1982 Sf&Mf Mbs Open Go Proj.) Series 2021 137, 5% 10/1/2024	265,000	265,000
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.7% 4/1/2033	1,500,000	1,386,838
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 3.5% 4/1/2049	2,110,000	2,104,325
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2025	370,000	374,399
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026	1,500,000	1,543,720
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	650,000	691,419
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2028	950,000	1,027,465
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	2,410,000	2,569,192
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	450,000	494,423
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	2,000,000	2,111,398
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2026	995,000	1,016,589
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	100,000	108,942
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	2,400,000	2,543,784
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2019 130A, 4% 10/1/2049	680,000	680,390
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	970,000	967,585
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 2.45% 10/1/2041	1,305,000	1,041,288
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2025	220,000	224,244
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2026	280,000	291,963
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2027	225,000	239,337
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2028	260,000	281,201
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2029	365,000	401,032
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2025	200,000	201,902
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2026	240,000	247,301
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2027	225,000	236,955
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2028	250,000	267,996
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2029	310,000	337,856
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	5,925,000	6,201,902
		31,717,700
Resource Recovery - 2.7%
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	10,845,000	10,962,972
Special Tax - 0.3%
Pittsburgh & Alleg Cnty Parking 5% 12/15/2032	500,000	525,601
Pittsburgh & Alleg Cnty Parking 5% 12/15/2033	500,000	525,399
		1,051,000
Transportation - 18.6%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (b)	12,000,000	12,512,545
Delaware Riv Port Auth PA & NJ 5% 1/1/2037	1,000,000	1,082,941
Delaware Riv Port Auth PA & NJ 5% 1/1/2038	1,300,000	1,406,379
Delaware Riv Port Auth PA & NJ 5% 1/1/2039	1,000,000	1,080,707
Pennsylvania Turnpike Commission Series 2014 A 2, 5.125% 12/1/2040 (d)	5,500,000	5,934,303
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2037	5,815,000	6,338,602
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2050	5,000,000	5,364,102
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2044	4,000,000	4,002,580
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2045	4,000,000	3,990,096
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2040	1,000,000	1,016,488
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2041	1,000,000	1,011,828
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2042	1,500,000	1,511,520
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2046	2,000,000	2,172,018
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2043	4,615,000	5,177,074
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (d)	500,000	526,215
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2038 (d)	2,500,000	2,672,501
Pennsylvania Turnpike Commission Series B 1, 5% 6/1/2034	5,000,000	5,241,529
Philadelphia PA Airport Rev 5% 7/1/2031 (b)	1,000,000	1,040,622
Philadelphia PA Airport Rev 5% 7/1/2033 (b)	2,250,000	2,336,175
Philadelphia PA Airport Rev 5% 7/1/2037 (b)	5,065,000	5,232,302
Philadelphia PA Airport Rev 5% 7/1/2042	350,000	361,016
Philadelphia PA Airport Rev 5% 7/1/2047 (b)	3,035,000	3,092,199
Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Series 2017, 5% 1/1/2035 (b)	1,000,000	1,022,998
Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Series 2017, 5% 1/1/2038 (b)	1,125,000	1,145,153
		75,271,893
Water & Sewer - 6.2%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2049 (e)	2,000,000	2,171,800
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2055 (e)	1,750,000	1,884,550
Allegheny Cnty PA San Auth Swr Series 2024, 5.25% 12/1/2055 (e)	2,500,000	2,737,384
Capital Region Wtr PA Wtr Rev 5% 7/15/2030	1,500,000	1,618,377
Capital Region Wtr PA Wtr Rev 5% 7/15/2031	1,250,000	1,344,372
Philadelphia PA Wtr & Wastewtr Series 2020, 5% 10/1/2040	3,195,000	3,482,972
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	5,000,000	5,715,583
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	3,600,000	3,821,805
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 4% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	2,000,000	2,061,635
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 4% 9/1/2035 (Assured Guaranty Municipal Corp Insured)	400,000	411,006
		25,249,484
TOTAL PENNSYLVANIA		399,731,820
PUERTO RICO - 1.1%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033	1,225,367	831,702
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	145,000	151,385
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	440,000	475,106
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,045,000	1,161,974
		2,620,167
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031	1,155,000	890,782
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (f)	1,155,000	1,218,564
TOTAL PUERTO RICO		4,729,513
TOTAL MUNICIPAL SECURITIES (Cost $410,005,627)		404,461,333

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $4,009,300)	3.50	4,008,499	4,009,300

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $414,014,927)	408,470,633
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,067,577)
NET ASSETS - 100.0%	406,403,056

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,218,564 or 0.3% of net assets.

(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	3,849,000	45,659,363	45,498,830	137,683	(233)	-	4,009,300	0.2%
Total	3,849,000	45,659,363	45,498,830	137,683	(233)	-	4,009,300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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